Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value of Financial Instruments
Schedule of financial assets stated at fair value on a recurring basis

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in thousands)
Money market funds	$63,616	$—	$—	$42,446	$—	$—
Certificate of deposit	25	—	—	25	—	—

Total	$63,641	$—	$—	$42,471	$—	$—

	September 30, 2013
	Level 1	Level 2	Level 3
	(in thousands, unaudited)
Money market funds	$138,957	$—	$—
Certificate of deposit	25	—	—

Total	$138,982	$—	$—